Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 2,337	$ 1,913
Dividends recognised for equity instruments held at year end	47	50
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	904	738
Dividends recognised for equity instruments held at year end	22	22
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	1,387	1,124
Dividends recognised for equity instruments held at year end	22	19
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	46	51
Dividends recognised for equity instruments held at year end	$ 3	$ 9